Interim Condensed Consolidated Balance Sheets (unaudited) - CAD ($) $ in Millions		Apr. 30, 2023	Oct. 31, 2022
Assets
Cash and due from banks	[1]	$ 99,199	$ 72,397
Interest-bearing deposits with banks		81,880	108,011
Securities
Trading		136,207	148,205
Investment, net of applicable allowance (Note 4)		183,621	170,018
Securities		319,828	318,223
Assets purchased under reverse repurchase agreements and securities borrowed		335,239	317,845
Loans (Note 5)
Retail		554,139	549,751
Wholesale		281,380	273,967
Loans		835,519	823,718
Allowance for loan losses (Note 5)		(4,332)	(3,753)
Loans, net		831,187	819,965
Segregated fund net assets		2,883	2,638
Other
Customers' liability under acceptances		20,185	17,827
Derivatives		124,149	154,439
Premises and equipment		7,023	7,214
Goodwill		12,469	12,277
Other intangibles		6,026	6,083
Other assets (Note 6)		100,234	80,300
Total other assets		270,086	278,140
Total assets		1,940,302	1,917,219
Deposits (Note 7)
Personal		428,305	404,932
Business and government		734,038	759,870
Bank		47,710	44,012
Total deposits		1,210,053	1,208,814
Segregated fund net liabilities		2,883	2,638
Other
Acceptances		20,228	17,872
Obligations related to securities sold short		36,048	35,511
Obligations related to assets sold under repurchase agreements and securities loaned		291,558	273,947
Derivatives		123,898	153,491
Insurance claims and policy benefit liabilities		12,243	11,511
Other liabilities (Note 6)		120,472	95,235
Total other liabilities		604,447	587,567
Subordinated debentures (Note 10)		11,565	10,025
Total liabilities		1,828,948	1,809,044
Equity attributable to shareholders
Retained earnings		80,326	78,037
Other components of equity		5,754	5,725
Total equity attributable to shareholders		111,256	108,064
Non-controlling interests		98	111
Total equity		111,354	108,175
Total liabilities and equity		1,940,302	1,917,219
Preferred shares and other equity instruments [member]
Equity attributable to shareholders
Issued capital (Note 10)		7,319	7,318
Common shares [member]
Equity attributable to shareholders
Issued capital (Note 10)		$ 17,857	$ 16,984

[1]	We are required to maintain balances due to regulatory requirements or contractual restrictions from central banks, other regulatory authorities, and other counterparties. The total balances were $3 billion as at April 30, 2023 (January 31, 2023 – $2 billion; October 31, 2022 – $2 billion; April 30, 2022 – $2 billion; October 31, 2021 – $2 billion).